Stock Purchase and Award Plans (Tables)	3 Months Ended	12 Months Ended
	Jul. 25, 2014	Apr. 25, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Components and Classification of Stock-based Compensation Expense

The following table presents the components and classification of stock-based compensation expense recognized for the three months ended July 25, 2014 and July 26, 2013:

	Three months ended
(in millions)	July 25, 2014	July 26, 2013
Stock options	$6	$8
Restricted stock awards	23	19
Employee stock purchase plan	5	4

Total stock-based compensation expense	$34	$31

Cost of products sold	$4	$3
Research and development expense	6	6
Selling, general, and administrative expense	24	22

Total stock-based compensation expense	$34	$31

Income tax benefits	(9)	(8)

Total stock-based compensation expense, net of tax	$25	$23

The following table presents the components and classification of stock-based compensation expense, for stock options, restricted stock awards, and ESPP shares recognized for fiscal years 2014, 2013, and 2012:

	Fiscal Year
(in millions)	2014	2013	2012
Stock options	$34	$44	$60
Restricted stock awards	98	96	86
Employees stock purchase plan	13	12	13
Physio-Control award acceleration	—	—	2

Total stock-based compensation expense	$145	$152	$161

Cost of products sold	$14	$12	$12
Research and development expense	27	31	29
Selling, general, and administrative expense	104	109	118
Physio-Control divestiture-related costs	—	—	2

Total stock-based compensation expense	145	152	161
Income tax benefits	(40)	(43)	(45)

Total stock-based compensation expense, net of tax	$105	$109	$116

Schedule of Stock Options Valuation Assumptions

The following table provides the weighted average fair value of options granted to employees and the related assumptions used in the Black-Scholes model:

	Fiscal Year
	2014	2013	2012
Weighted average fair value of options granted	$12.00	$7.42	$6.88
Assumptions used:
Expected life (years)(a)	6.40	6.50	6.40
Risk-free interest rate(b)	1.88%	0.94%	1.82%
Volatility(c)	25.20%	26.22%	25.97%
Dividend yield(d)	2.02%	2.64%	2.78%

(a)	Expected life: The Company analyzes historical employee stock option exercise and termination data to estimate the expected life assumption. The Company calculates the expected life assumption using the midpoint scenario, which combines historical exercise data with hypothetical exercise data, as the Company believes this data currently represents the best estimate of the expected life of a new employee option. The Company also stratifies its employee population into two groups based upon distinctive exercise behavior patterns.
(b)	Risk-free interest rate: The rate is based on the grant date yield of a zero-coupon U.S. Treasury bond whose maturity period equals the expected term of the option.
(c)	Volatility: Expected volatility is based on a blend of historical volatility and an implied volatility of the Company’s common stock. Implied volatility is based on market traded options of the Company’s common stock.
(d)	Dividend yield: The dividend yield rate is calculated by dividing the Company’s annual dividend, based on the most recent quarterly dividend rate, by the closing stock price on the grant date.

Schedule of Stock Options Activity

The following table summarizes all stock option activity, including activity from options assumed or issued as a result of acquisitions, during fiscal years 2014, 2013, and 2012:

	Fiscal Year
	2014		2013		2012
	Options (in thousands)	Wtd. Avg. Exercise Price	Options (in thousands)	Wtd. Avg. Exercise Price	Options (in thousands)	Wtd. Avg. Exercise Price
Beginning balance	62,020	$44.98	74,590	$44.80	84,652	$45.23
Granted	2,983	55.36	4,437	39.54	4,634	34.93
Exercised	(27,527)	46.26	(6,096)	37.73	(1,218)	34.95
Canceled	(1,899)	46.44	(10,911)	45.57	(13,478)	44.98

Outstanding at year-end	35,577	$44.78	62,020	$44.98	74,590	$44.80

Exercisable at year-end	26,997	$45.22	50,908	$46.65	60,833	$46.73

Schedule of Restricted Stock Award Activity

Restricted Stock Awards    The following table summarizes restricted stock award activity during fiscal years 2014, 2013, and 2012:

	Fiscal Year
	2014		2013		2012
	Awards (in thousands)	Wtd. Avg. Grant Price	Awards (in thousands)	Wtd. Avg. Grant Price	Awards (in thousands)	Wtd. Avg. Grant Price
Nonvested, beginning balance	10,058	$38.97	9,980	$37.80	9,207	$40.42
Granted	2,519	55.62	3,135	39.53	3,785	35.60
Vested	(2,210)	35.76	(2,445)	35.58	(2,194)	44.74
Forfeited	(809)	39.41	(612)	36.34	(818)	38.46

Nonvested at year-end	9,558	$44.06	10,058	$38.97	9,980	$37.80